Statutory Information and Restrictions (Net Gain Loss From Operations, Net Income Loss, Dividends to LNC Holding Company) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory Information and Restrictions [Abstract]
U.S. net gain (loss) from operations, after-tax	$ 1,730	$ (1,262)	$ (271)
U.S. net income (loss)	1,991	(547)	29
U.S. dividends to LNC holding company	$ 667	$ 1,955	$ 660